Vanguard Intermediate-Term Corporate Bond Index Fund Shareholder Fees - Institutional Prospectus [Member] - Vanguard Intermediate-Term Corporate Bond Index Fund - Institutional Shares	Aug. 31, 2025
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage)	0.25%
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%